Taxes Other Than Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	$ 55,057	$ 50,453	$ 52,685
Property [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	26,545	24,133	25,341
Capital Stock [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	1,644	1,315	2,127
Gross Receipts, Excise And Franchise [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	10,362	10,945	11,775
Payroll [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	9,539	7,583	7,395
Regulatory Assessments [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	2,689	2,538	2,462
Other [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	$ 4,278	$ 3,939	$ 3,585